UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave., P.O. Box 2020
Bloomington, IL  61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
1701 Towanda Ave.
Bloomington, IL  61702
 (Name and address of agent for service)

1-309-557-2017
Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2012

Updated August 1, 2011

Item 1. Reports to Stockholders.

Semi-Annual Report

December 31, 2012

COUNTRY Growth Fund

COUNTRY Bond Fund

INVESTMENT ADVISOR’S LETTER TO SHAREHOLDERS
January 2013

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 800-422-8261 or visiting www.countryinvestment.com.

COUNTRY GROWTH FUND
INCEPTION DATE 04/21/66 (CLASS Y)

The average annualized total returns for the Fund for the period ended December 31, 2012 are as follows:

1 Year	5 Year	10 Year
10.59%	2.08%	6.23%

Gross Expense Ratio: 1.17% (as of the Prospectus dated 10/31/12)
Net Expense Ratio: 1.16% (as of the Prospectus dated 10/31/12)

The custodian has contractually agreed to waive fees through October 31, 2013.  These returns assume all dividends and capital gains distributions were re-invested in the Fund and reflect waivers in effect.  In the absence of fee waivers, returns would be reduced.

During the first half of the Growth Fund’s fiscal year, from July 1, 2012 through December 31, 2012, the fund had a total return of 5.57%. This lagged the return of the S&P 500 Index, our benchmark, by 0.38%. The entire advance by the market occurred during the first three months of the period. From late September through year-end the market sold off a bit while volatility increased as a result of concerns about the “fiscal cliff”.

As an active equity manager, our performance will diverge from the benchmark because we have either selected different securities to hold or because we place a different weighting on the holdings we have in any given sector or industry. Aside from the Technology sector, we were generally pleased with our weighting decisions and security selection during the half. However, our security selection in Technology did not measure up to our expectations and we have commenced a restructuring process to address the concern.

Our major concerns at present remain quite similar to the past few years. Economic growth has not been strong, especially for being in a “recovery” period. Unemployment, while reduced from peak levels, remains far too high. Perhaps more importantly, partisan politics has prevented any meaningful progress in addressing our country’s growing debt problems. Both parties use a brinksmanship strategy, hoping the other guy blinks first, but in the end reach an accord that merely serves to delay meaningful action. It is difficult to invest for the long-term when the long term outlook can be impacted severely by near-term actions.

The Fund remains well diversified across economic sectors, but we are emphasizing those areas most likely, in our opinion, to perform satisfactorily in difficult environments. We are focusing our efforts on those individual issues where we have a high degree of confidence in the company’s prospects. We are looking for signs that would allow us to take a less conservative approach to investing in stocks, but at this point we do not feel such a move would be in the best interests of our shareholders.

COUNTRY BOND FUND
INCEPTION DATE 01/02/97 (CLASS Y)

The average annualized total returns for the Fund for the period ended December 31, 2012 are as follows:

1 Year	5 Year	10 Year
3.80%	5.83%	4.88%

Gross Expense Ratio: 0.89% (as of the Prospectus dated 10/31/12)
Net Expense Ratio: 0.86% (as of the Prospectus dated 10/31/12)

The advisor and custodian have contractually agreed to waive fees and/or reimburse expenses through October 31, 2013.  These returns assume all dividend and capital gain distributions were re-invested in the Fund and reflect fee waivers and/or expense reimbursements in effect.  In the absence of fee waivers and/or expense reimbursements, returns would be reduced.

Despite widespread predictions of higher rates throughout the year, the bond market continued its bull run in 2012; however, the run was at a much slower pace.  After beginning the year at 1.88%, the 10-year note finished the year at 1.76%, and turned in a total return of 2.16%.  As concerns regarding the European debt crisis faded throughout the year, it became more evident that the main reason for the continued low rates must be the extraordinary measures that the Federal Reserve has used to try to keep the economy moving forward.  After the December 2012 Federal Open Market Committee meeting, the Fed has basically promised to continue this process until the economy is back on solid ground.  It does not currently appear that the economy is gaining enough steam to change policy soon, but there is risk that when the Fed pulls back, rates will reverse direction; potentially at a sharper pace.  Given the current level of rates, there is very little protection against higher rates and even a small movement upward will likely lead to negative bond returns.

The COUNTRY Bond Fund performance has been strong over the past twelve months as we have maintained an overweight in spread products.  As investors continued to stretch for yield, spread products such as corporate bonds, high yield bonds and taxable municipals turned in strong performances during the year. Offsetting our strong sector selection, we have continued to maintain a slightly short duration. The short duration position has been a minor detractor from performance given the overall lower rate environment.  Although we expect rates to be somewhat range bound until the economy returns to baseline growth, we still believe there is too much risk in maintaining anything other than a conservative duration profile versus our benchmark the Barclay’s Capital U.S. Aggregate Bond Index.

Sincerely,

Bruce D. Finks
Vice President

Please refer to the Portfolio Highlights sections for index and peer average, including descriptions and performance.  The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commission and other expenses associated with investing in equity securities.  It is not possible to invest directly in an index.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of securities.  The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS, and CMBS sectors.  It is not possible to invest directly in an index.

Diversification does not assure a profit or protect against a loss in a declining market.

Mutual fund investing involves risk; principal loss is possible.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.  Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity.  Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

Please refer to the Schedule of Investments in this report for holding information.  Fund holdings are subject to change at any time and should not be considered recommendations to buy or sell any security.  Current and future portfolio holdings are subject to risk.

COUNTRY Mutual Funds — Expense Example December 31, 2012 (unaudited)

As a shareholder of the COUNTRY Growth Fund or COUNTRY Bond Fund, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example below is based on an investment of $1,000 invested for the period 7/1/12 – 12/31/12.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. Although the Funds charge no transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  Individual retirement accounts will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

COUNTRY Growth Fund – Class Y

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/12	12/31/12	7/1/12 – 12/31/12*
Actual(1)	$1,000.00	$1,055.70	$5.80
Hypothetical(2)	$1,000.00	$1,019.56	$5.70

(1)	Ending account values and expenses paid during period based on a 5.57% return for the period. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.12%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COUNTRY Growth Fund – Class A

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/12	12/31/12	7/1/12 – 12/31/12*
Actual(1)	$1,000.00	$1,055.60	$5.80
Hypothetical(2)	$1,000.00	$1,019.56	$5.70

(1)	Ending account values and expenses paid during period based on a 5.56% return for the period. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.12%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COUNTRY Mutual Funds — Expense Example December 31, 2012 (unaudited) (continued)

COUNTRY Bond Fund – Class Y

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/12	12/31/12	7/1/12 – 12/31/12*
Actual(1)	$1,000.00	$1,015.60	$4.17
Hypothetical(2)	$1,000.00	$1,021.07	$4.18

(1)	Ending account values and expenses paid during period based on a 1.56% return for the period. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COUNTRY Bond Fund – Class A

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/12	12/31/12	7/1/12 – 12/31/12*
Actual(1)	$1,000.00	$1,015.40	$4.17
Hypothetical(2)	$1,000.00	$1,021.07	$4.18

(1)	Ending account values and expenses paid during period based on a 1.54% return for the period. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COUNTRY Mutual Funds — Allocation of Portfolio Assets December 31, 2012 (unaudited)

COUNTRY Growth Fund*

COUNTRY Bond Fund*

*	Expressed as a percentage of total investments.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

COUNTRY Mutual Funds — Portfolio Highlights (unaudited)

COUNTRY Growth Fund
Average Annualized Total Returns   December 31, 2012
	1 Year	5 Years	10 Years
COUNTRY Growth Fund — Class Y (04/21/66)	10.59%	2.08%	6.23%
S&P 500 Index(1)	16.00%	1.66%	7.10%
Lipper Large Cap Core Funds Average(2)	14.95%	0.68%	6.51%

(1)
The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.  An investment cannot be made directly in an index.

(2)
The Lipper Large Cap Core Funds Average is unmanaged and is based on the average return of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite core 1500 Index. Large-cap funds have more latitude in the companies in which they invest.  These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.  An investment cannot be made directly in a peer average.

Ten Largest Holdings (excludes short-term investments)  December 31, 2012

	Value	Percent of Fund
Exxon Mobil Corporation	$9,113,715	3.41%
CVS Caremark Corporation	7,044,595	2.63%
General Electric Company	6,485,910	2.42%
Microsoft Corporation	6,276,204	2.34%
Roche Holding AG – ADR	5,898,400	2.20%
JPMorgan Chase & Company	5,808,437	2.17%
Cisco Systems, Inc.	5,755,485	2.15%
Apache Corporation	5,432,200	2.03%
Aflac Inc.	5,418,240	2.02%
Halliburton Company	5,224,314	1.95%
	$62,457,500	23.32%

COUNTRY Bond Fund
Average Annualized Total Returns   December 31, 2012
	1 Year	5 Years	10 Year
COUNTRY Bond Fund — Class Y (01/02/97)	3.80%	5.83%	4.88%
Barclays Capital Aggregate Bond Index(1)	4.21%	5.95%	5.18%
Lipper Intermediate Investment-Grade Debt Funds Average(2)	6.87%	5.91%	4.97%

(1)
The Barclays Capital Aggregate Bond Index is an unmanaged index that covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors. The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in securities.  An investment cannot be made directly in an index.

(2)
The Lipper Intermediate Investment-Grade Debt Funds Average is unmanaged and is based on the average return of funds that, by  portfolio practice, invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years. An investment cannot be made directly in a peer average.

Ten Largest Holdings (excludes short-term investments)  December 31, 2012

	Value	Percent of Fund
U.S. Treasury Notes, 0.250%, 3/31/2014	$5,002,345	1.88%
U.S. Treasury Notes, 0.250%, 6/30/2014	5,001,955	1.88%
U.S. Treasury Notes, 0.500%, 5/31/2013	4,006,408	1.51%
Federal National Mortgage Association, 3.500%, 10/1/2027	3,840,270	1.44%
Federal Home Loan Mortgage Corporation, 3.500%, 7/1/2042	3,043,699	1.14%
U.S. Treasury Notes, 0.875%, 12/31/2016	3,041,250	1.14%
U.S. Treasury Notes, 1.125%, 6/15/2013	3,013,593	1.13%
U.S. Treasury Notes, 0.375%, 4/15/2015	3,005,391	1.13%
Federal National Mortgage Association, 4.000%, 2/1/2041	2,744,162	1.03%
Government National Mortgage Association, 3.500%, 11/20/2041	2,731,736	1.03%
	$35,430,809	13.31%

COUNTRY Mutual Funds — Schedule of Investments December 31, 2012 (unaudited)

COUNTRY Growth Fund

	Shares	Value
COMMON STOCKS — 95.73%
Consumer Discretionary — 9.57%
Abercrombie & Fitch Company — Class A	77,500	$3,717,675
Comcast Corporation — Class A	49,900	1,865,262
Gentex Corporation	210,200	3,955,964
International Game Technology	279,200	3,956,264
The Jones Group, Inc.	241,000	2,665,460
Kohl’s Corporation	51,800	2,226,364
News Corporation — Class A	52,100	1,330,634
Staples, Inc.	326,200	3,718,680
Target Corporation	36,800	2,177,456
		25,613,759
Consumer Staples — 9.77%
Archer-Daniels-Midland Company	117,600	3,221,064
CVS Caremark Corporation	145,700	7,044,595
Energizer Holdings, Inc.	39,300	3,143,214
The Kroger Company	71,000	1,847,420
Philip Morris International, Inc.	39,300	3,287,052
Post Holdings, Inc. (a)	25,928	888,034
The Procter & Gamble Company	51,200	3,475,968
Wal-Mart Stores, Inc.	47,500	3,240,925
		26,148,272
Energy — 14.32%
Apache Corporation	69,200	5,432,200
Chesapeake Energy Corporation	297,900	4,951,098
Chevron Corporation	29,400	3,179,316
ConocoPhillips	72,500	4,204,275
Exxon Mobil Corporation	105,300	9,113,715
Halliburton Company	150,600	5,224,314
HollyFrontier Corporation	56,066	2,609,872
Schlumberger Ltd. (b)	52,200	3,616,938
		38,331,728
Financials — 12.32%
ACE Ltd. (b)	32,400	2,585,520
Aflac Inc.	102,000	5,418,240
American Express Company	60,000	3,448,800
The Bank of New York Mellon Corporation	112,300	2,886,110
BlackRock, Inc.	18,500	3,824,135
JPMorgan Chase & Company	132,100	5,808,437
State Street Corporation	94,900	4,461,249
Wells Fargo & Company	133,000	4,545,940
		32,978,431
Health Care — 16.68%
Baxter International, Inc.	42,900	2,859,714
Covance, Inc. (a)	56,800	3,281,336
Covidien PLC (b)	38,500	2,222,990
Express Scripts Holding Company (a)	58,800	3,175,200
Gilead Sciences, Inc. (a)	18,800	1,380,860
Johnson & Johnson	72,500	5,082,250
Medtronic, Inc.	50,100	2,055,102
Merck & Company, Inc	81,000	3,316,140
Novartis AG — ADR	81,100	5,133,630
Pfizer, Inc.	96,800	2,427,744
Roche Holding AG — ADR	116,800	5,898,400
St. Jude Medical, Inc.	89,900	3,248,986
VCA Antech, Inc. (a)	123,400	2,597,570
WellPoint, Inc.	32,100	1,955,532
		44,635,454

Industrials — 9.81%
3M Company	34,800	3,231,180
AECOM Technology Corporation (a)	141,200	3,360,560
Caterpillar Inc.	13,900	1,245,162
Emerson Electric Company	41,000	2,171,360
FedEx Corporation	31,100	2,852,492
General Dynamics Corporation	54,800	3,795,996
General Electric Company	309,000	6,485,910
Ingersoll-Rand PLC (b)	64,700	3,103,012
		26,245,672
Information Technology — 15.69%
Apple, Inc.	9,525	5,077,111
Cisco Systems, Inc.	292,900	5,755,485
Dell, Inc.	365,000	3,697,450
Google, Inc. (a) — Class A	5,560	3,944,097
Intel Corporation	251,300	5,184,319
International Business Machines Corporation	25,900	4,961,145
Microsoft Corporation	234,800	6,276,204
Nuance Communications, Inc. (a)	83,700	1,868,184
Oracle Corporation	76,200	2,538,984
QUALCOMM, Inc.	43,300	2,685,466
		41,988,445
Materials — 2.12%
BHP Billiton Ltd. — ADR	14,600	1,145,224
Monsanto Company	14,200	1,344,030
Newmont Mining Corporation	68,400	3,176,496
		5,665,750
Telecommunication Services — 1.98%
CenturyLink, Inc.	65,600	2,566,272
Vodafone Group PLC — ADR	109,000	2,745,710
		5,311,982
Utilities — 3.47%
American Water Works Company, Inc.	80,713	2,996,874
NextEra Energy, Inc.	40,400	2,795,276
NRG Energy, Inc.	151,700	3,487,583
		9,279,733
TOTAL COMMON STOCKS
(Cost $203,955,676)		256,199,226

	Principal
	Amount
MORTGAGE-BACKED SECURITIES — 0.07%
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	$8,049	7,853
Federal Home Loan Mortgage Corporation
7.150%, 09/25/2028 (c)	109,443	122,164
Government National Mortgage Association
6.500%, 07/15/2029	6,726	7,783
Mortgage IT Trust
1.464%, 02/25/2035 (c)	29,981	29,908
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034
(Acquired 08/18/2004, Cost $20,422) (d)	20,076	20,266
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $174,211)		187,974

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2012 (unaudited)

COUNTRY Growth Fund (continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 4.20%
Money Market Funds — 4.20%
Federated Prime Obligations
Fund, 0.11% (e)	11,246,173	$11,246,173
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,246,173)		11,246,173
TOTAL INVESTMENTS — 100.00%
(Cost $215,376,060)		267,633,373
ASSETS IN EXCESS
OF OTHER LIABILITIES — 0.00%		12,292
TOTAL NET ASSETS — 100.00%		$267,645,665

Percentages are stated as a percent of net assets.
ADR—American Depository Receipt
PLC—Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	The coupon rate shown on variable rate securities represents the rates at December 31, 2012.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.  As of December 31, 2012 these securities represented 0.01% of total net assets.

(e)	The rate quoted is the annualized seven-day yield as of December 31, 2012.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Funds Services, LLC.

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2012 (unaudited)

COUNTRY Bond Fund

	Principal
	Amount	Value
ASSET-BACKED SECURITIES — 1.73%
AEP Texas Central Transition Funding LLC
5.170%, 01/01/2018	$1,000,000	$1,160,315
Cal Funding II, Ltd.
3.470%, 10/25/2027 (Acquired 10/11/2012,
Cost $491,561) (b)(c)	491,667	501,076
Citibank Credit Card Insurance Trust
4.150%, 07/07/2017	200,000	217,951
Countrywide Asset-Backed Certificates
4.931%, 05/25/2032 (a)	83,596	81,362
5.363%, 05/25/2036	138,128	123,714
GE Equipment Small Ticket LLC
1.450%, 01/21/2018
(Acquired 02/01/2011, Cost $919,515) (b)	919,653	924,037
Green Tree Financial Corporation
6.870%, 01/15/2029	22,318	24,068
National Collegiate Student Loan Trust
0.334%, 06/26/2028 (a)	228,519	192,910
Residential Asset Mortgage Products, Inc.
4.767%, 10/25/2032 (a)	168,747	159,087
Residential Asset Securities Corporation
5.600%, 06/25/2034 (a)	1,000,000	970,379
Textainer Marine Containers Ltd.
4.210%, 04/15/2027 (Acquired 04/10/2012,
Cost $233,304) (b)(c)	233,333	242,818
TOTAL ASSET-BACKED SECURITIES
(Cost $4,436,864)		4,597,717

CORPORATE BONDS — 22.47%
AbbVie, Inc.
1.750%, 11/06/2017 (Acquired 11/05/2012,
Cost $698,537) (b)	700,000	707,614
Alabama Power Company
5.500%, 10/15/2017	250,000	298,973
Alcoa, Inc.
5.550%, 02/01/2017	400,000	433,016
American Express Credit Corporation
2.800%, 09/19/2016	500,000	529,023
American Honda Finance Corporation
6.700%, 10/01/2013 (Acquired 09/24/2008,
Cost $499,520) (b)	500,000	522,708
American International Group, Inc.
5.850%, 01/16/2018	100,000	118,220
Amgen, Inc.
2.500%, 11/15/2016	500,000	525,337
Anadarko Petroleum Corporation
5.950%, 09/15/2016	500,000	575,566
ANZ National International Ltd.
6.200%, 07/19/2013 (Acquired 07/09/2008,
Cost $249,765) (b)(c)	250,000	256,490
Apache Corporation
3.250%, 04/15/2022	500,000	529,903
Archer-Daniels-Midland Company
5.450%, 03/15/2018	400,000	478,833
ASIF Global Financing XIX
4.900%, 01/17/2013 (Acquired 01/10/2003,
Cost $249,218) (b)(f)	250,000	249,218
AT&T, Inc.
5.625%, 06/15/2016	500,000	573,891
5.500%, 02/01/2018	500,000	595,646
BAE Systems PLC
3.500%, 10/11/2016 (Acquired 10/05/2011,
Cost $298,950) (b)(c)	300,000	316,311
Bank of America Corporation
6.975%, 03/07/2037	250,000	276,629
Bank of Montreal
2.625%, 01/25/2016 (Acquired 12/08/2011,
Cost $513,151) (b)(c)	500,000	530,050
1.950%, 01/30/2017 (Acquired 01/24/2012,
Cost $500,179) (b)(c)	500,000	520,800
The Bank of New York Mellon Corporation
4.500%, 04/01/2013	200,000	202,037
Bank of Nova Scotia
2.150%, 08/03/2016 (Acquired 11/22/2011,
Cost $502,582) (b)(c)	500,000	524,950
Barclays Bank PLC
5.000%, 09/22/2016 (c)	500,000	560,443
Barrick International Corporation
5.750%, 10/15/2016 (Acquired 01/22/2009,
Cost $212,429) (b)(c)	225,000	258,104
Baxter International, Inc.
1.850%, 01/15/2017	700,000	721,328
Berkshire Hathaway, Inc.
2.200%, 08/15/2016	500,000	521,694
3.750%, 08/15/2021	500,000	550,777
Boeing Capital Corporation
2.900%, 08/15/2018	500,000	539,078
BP AMI Leasing, Inc.
5.523%, 05/08/2019 (Acquired 05/28/2009,
Cost $489,370) (b)	500,000	597,060
Burlington Northern Santa Fe Railway Company
5.750%, 03/15/2018	500,000	604,903
4.100%, 06/01/2021	500,000	557,686
5.720%, 01/15/2024	309,042	364,113
Burlington Resources, Inc.
6.875%, 02/15/2026	250,000	320,536
Caterpillar Financial Services Corporation
7.050%, 10/01/2018	250,000	321,693
Caterpillar, Inc.
5.700%, 08/15/2016	500,000	580,049
Citigroup, Inc.
6.125%, 05/15/2018	1,000,000	1,198,411
The Clorox Company
5.950%, 10/15/2017	200,000	237,911
Coca-Cola Refreshments USA, Inc.
7.375%, 03/03/2014	400,000	431,794
Comcast Corporation
6.500%, 01/15/2017	750,000	904,532
Commonwealth Bank of Australia
3.250%, 03/17/2016 (Acquired 10/27/2011,
Cost $406,480) (b)(c)	400,000	427,239
Commonwealth Edison Company
5.950%, 08/15/2016	400,000	466,178
ConocoPhillips
6.650%, 07/15/2018	600,000	761,075
Costco Wholesale Corporation
1.125%, 12/15/2017	750,000	755,023
Credit Suisse New York
5.000%, 05/15/2013 (c)	400,000	406,585
CSX Transportation, Inc.
6.500%, 04/15/2014	600,000	643,964

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2012 (unaudited)

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
CORPORATE BONDS — 22.47% (continued)
Devon Energy Corporation
6.300%, 01/15/2019	$400,000	$496,371
Diamond Offshore Drilling, Inc.
5.875%, 05/01/2019	500,000	617,083
Duke Energy Carolinas, LLC
5.750%, 11/15/2013	400,000	417,892
E. I. du Pont de Nemours & Company
5.250%, 12/15/2016	250,000	288,777
Eaton Corporation
8.875%, 06/15/2019 (c)	300,000	401,278
Ecolab, Inc.
4.875%, 02/15/2015	450,000	485,923
Entergy Texas, Inc.
3.600%, 06/01/2015	500,000	524,149
EOG Resources, Inc.
5.625%, 06/01/2019	300,000	368,245
Ericsson
4.125%, 05/15/2022 (c)	500,000	519,647
Florida Power Corporation
4.800%, 03/01/2013 (f)	300,000	298,932
Franklin Resources, Inc.
3.125%, 05/20/2015	300,000	315,677
General Dynamics Corporation
1.000%, 11/15/2017	500,000	497,258
General Electric Capital Corporation
5.625%, 05/01/2018	500,000	593,767
7.125%, 06/15/2022 (a)	500,000	565,145
General Electric Company
5.000%, 02/01/2013 (f)	300,000	298,878
General Mills, Inc.
5.700%, 02/15/2017	225,000	264,397
Georgia Power Company
5.700%, 06/01/2017	500,000	599,815
GlaxoSmithKline Capital, Inc.
4.850%, 05/15/2013	500,000	508,393
GlaxoSmithKline Capital PLC
1.500%, 05/08/2017 (c)	500,000	507,269
The Goldman Sachs Group, Inc.
3.300%, 05/03/2015	600,000	625,354
6.250%, 09/01/2017	400,000	471,847
Halliburton Company
6.750%, 02/01/2027	100,000	129,555
The Home Depot, Inc.
5.250%, 12/16/2013	500,000	523,131
Honeywell International, Inc.
4.250%, 03/01/2013 (f)	400,000	397,880
Ingersoll-Rand Company
6.015%, 02/15/2028 (c)	500,000	593,089
International Business Machines Corporation
7.625%, 10/15/2018	250,000	333,923
JPMorgan Chase & Company
7.900%, 04/30/2018 (a)	200,000	226,602
4.625%, 05/10/2021	750,000	855,127
KeyCorp
6.500%, 05/14/2013	200,000	204,293
Kimberly-Clark Corporation
6.125%, 08/01/2017	500,000	613,219
Mattel, Inc.
2.500%, 11/01/2016	250,000	260,060
McCormick & Company, Inc.
3.900%, 07/15/2021	500,000	545,985
Merrill Lynch & Company, Inc.
5.450%, 02/05/2013 (f)	500,000	499,350
Mondelez International, Inc.
6.750%, 02/19/2014	350,000	373,531
6.125%, 02/01/2018	300,000	365,031
Morgan Stanley
3.800%, 04/29/2016	200,000	209,957
5.450%, 01/09/2017	300,000	331,974
National Australia Bank Ltd.
2.000%, 06/20/2017 (Acquired 06/19/2012 to
07/24/2012, Cost $1,008,985) (b)(c)	1,000,000	1,033,900
New York Life Global Funding
4.650%, 05/09/2013 (Acquired 05/02/2008,
Cost $998,282) (b)	1,000,000	1,013,992
New York University
5.236%, 07/01/2032	500,000	570,895
Northern Trust Corporation
3.375%, 08/23/2021	500,000	540,011
Occidental Petroleum Corporation
1.500%, 02/15/2018	500,000	506,420
Pepperdine University
5.450%, 08/01/2019	250,000	294,970
PepsiAmericas, Inc.
4.875%, 01/15/2015	500,000	541,530
Petrobras International Finance Company
5.375%, 01/27/2021 (c)	500,000	562,910
Pfizer, Inc.
5.350%, 03/15/2015	350,000	385,457
Pitney Bowes, Inc.
5.250%, 01/15/2037	250,000	255,031
PNC Funding Corporation
2.700%, 09/19/2016	750,000	792,394
Province of Ontario, Canada
1.600%, 09/21/2016 (c)	1,000,000	1,031,817
Province of Quebec, Canada
2.750%, 08/25/2021 (c)	500,000	522,308
Regions Bank
7.500%, 05/15/2018	200,000	241,250
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013 (c)	450,000	462,150
Rio Tinto Finance USA PLC
1.625%, 08/21/2017 (c)	500,000	506,243
Royal Bank of Canada
1.450%, 10/30/2014 (c)	500,000	508,608
Simon Property Group LP
5.750%, 12/01/2015	300,000	337,933
SLM Corporation
8.450%, 06/15/2018	200,000	234,000
Southern California Edison Company
5.750%, 03/15/2014	400,000	424,585
The Southern Company
1.950%, 09/01/2016	250,000	257,640
Stanford University
4.750%, 05/01/2019	400,000	472,364
State Street Corporation
5.375%, 04/30/2017	400,000	468,955
Statoil ASA
5.250%, 04/15/2019 (c)	400,000	479,629
Suncor Energy, Inc.
6.100%, 06/01/2018 (c)	500,000	609,909
SunTrust Banks, Inc.
6.000%, 09/11/2017	200,000	236,325

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2012 (unaudited)

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
CORPORATE BONDS — 22.47% (continued)
Target Corporation
5.875%, 07/15/2016	$750,000	$884,759
Time Warner Cable, Inc.
8.750%, 02/14/2019	200,000	269,832
Transocean, Inc.
5.250%, 03/15/2013 (c)	300,000	302,634
7.500%, 04/15/2031 (c)	160,000	198,843
U.S. Trade Funding Corporation
4.260%, 11/15/2014 (Acquired 12/14/2004,
Cost $52,984) (b)	53,234	55,131
Union Pacific Railroad Company
6.630%, 01/27/2022	288,314	330,489
5.866%, 07/02/2030	418,769	491,253
United Parcel Service, Inc.
4.500%, 01/15/2013 (f)	800,000	796,600
United Technologies Corporation
5.375%, 12/15/2017	600,000	713,165
University of Chicago
4.760%, 10/01/2023	1,000,000	1,205,620
University of Notre Dame
4.141%, 09/01/2013	250,000	256,238
Verizon Communications, Inc.
5.500%, 02/15/2018	400,000	480,349
Vessel Management Services, Inc.
4.960%, 11/15/2027	240,000	272,206
Wachovia Corporation
5.750%, 06/15/2017	500,000	592,183
Wells Fargo Capital X
5.950%, 12/15/2036	200,000	204,000
Wells Fargo & Company
5.625%, 12/11/2017	500,000	596,352
Westpac Banking Corporation
2.450%, 11/28/2016 (Acquired 01/04/2012,
Cost $247,701) (b)(c)	250,000	263,500
William Wrigley Junior Company
4.650%, 07/15/2015	225,000	240,111
Xstrata Finance Canada
2.450%, 10/25/2017 (Acquired 10/18/2012,
Cost $698,824) (b)(c)	700,000	706,786
TOTAL CORPORATE BONDS
(Cost $53,566,477)		59,775,472

MORTGAGE-BACKED SECURITIES — 17.55%
American Tower Trust
5.420%, 04/15/2037 (Acquired 05/01/2007,
Cost $500,000) (b)	500,000	512,847
Americold, LLC Trust
4.954%, 01/14/2029 (Acquired 12/09/2010,
Cost $399,999) (b)	400,000	462,114
Bank of America Merrill Lynch
Commercial Mortgage, Inc.
5.077%, 11/10/2042 (a)	500,000	509,804
Bank of America Mortgage Securities, Inc.
5.250%, 10/25/2020	99,229	94,737
Chase Funding Mortgage Loan
4.515%, 02/25/2014	21,900	21,851
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	56,344	54,971
6.000%, 11/25/2036	365,807	377,201
Commercial Mortgage Trust
2.752%, 08/15/2045	500,000	523,852
Countrywide Alternative Loan Trust
6.000%, 05/25/2033	324,543	317,352
5.500%, 05/25/2036	398,840	313,753
Credit Suisse First Boston Mortgage
Securities Corporation
4.980%, 02/25/2032	677,282	666,851
DBUBS Mortgage Trust
4.537%, 07/10/2044 (Acquired 06/17/2011,
Cost $504,382) (b)	500,000	578,083
Federal Home Loan Mortgage Corporation
4.500%, 05/01/2013	6,533	6,556
5.500%, 10/01/2014	3,729	3,823
5.000%, 03/01/2015	37,946	39,143
6.500%, 03/01/2015	16,239	16,815
5.000%, 12/15/2017	405,527	432,529
5.000%, 11/15/2018	303,878	324,690
5.000%, 10/01/2020	83,580	90,013
5.500%, 03/01/2022	466,513	506,396
5.000%, 03/01/2023	114,630	122,934
4.500%, 04/01/2023	141,028	154,222
4.500%, 11/15/2023	537,189	580,718
5.500%, 10/15/2025	500,000	558,972
4.000%, 02/01/2026	1,297,768	1,372,011
7.150%, 09/25/2028 (a)	218,887	244,329
6.500%, 10/01/2029	95,979	109,353
2.739%, 02/01/2037 (a)	210,880	221,592
6.000%, 05/01/2037	283,871	309,277
6.000%, 08/01/2037	430,924	468,952
6.000%, 01/01/2038	372,449	405,316
4.500%, 04/01/2041	1,193,095	1,284,775
3.500%, 07/01/2042	2,854,159	3,043,699
Federal National Mortgage Association
4.750%, 02/21/2013 (f)	300,000	299,745
5.000%, 03/01/2013 (f)	847	847
4.500%, 04/01/2013	1,743	1,799
5.000%, 04/01/2013	1,156	1,193
5.000%, 05/01/2013	3,067	3,216
5.500%, 06/01/2013	1,737	1,748
3.500%, 09/01/2013	16,316	16,916
4.500%, 09/01/2013	6,953	7,262
5.500%, 10/01/2013	12,453	13,457
5.000%, 02/01/2014	39,703	40,292
4.000%, 05/01/2015	103,196	110,535
4.500%, 06/25/2018	921,010	972,414
4.500%, 01/01/2019	190,904	205,882
6.500%, 05/01/2019	26,627	29,646
2.834%, 01/01/2020 (a)	85,077	87,575
4.500%, 04/01/2020	156,754	168,882
5.500%, 04/25/2023	500,000	580,651
5.000%, 05/01/2023	699,693	757,651
4.500%, 11/01/2024	224,407	241,487
4.500%, 08/01/2025	566,878	611,709
5.500%, 09/01/2025	139,151	152,409
3.500%, 10/01/2027	3,593,689	3,840,270
5.500%, 02/01/2033	53,014	58,263
5.500%, 07/01/2033	198,840	218,493
5.290%, 11/25/2033	146,913	150,705
1.715%, 05/01/2034 (a)	51,373	51,910
5.500%, 07/01/2035	235,044	257,696
5.500%, 12/01/2035	84,951	92,833
4.500%, 11/01/2040	1,421,940	1,540,941
4.000%, 02/01/2041	2,527,880	2,744,162

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2012 (unaudited)

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
MORTGAGE-BACKED SECURITIES — 17.55% (continued)
Federal National Mortgage Association (continued)
4.000%, 11/01/2041	$792,261	$850,391
4.000%, 12/01/2041	879,076	943,575
6.500%, 02/25/2044	134,401	159,725
6.500%, 05/25/2044	177,165	207,731
Government National Mortgage Association
4.000%, 04/15/2026	889,047	958,661
6.500%, 04/15/2026	44,655	51,134
8.000%, 07/15/2026	17,724	21,416
6.500%, 07/15/2029	38,139	44,132
7.500%, 11/15/2029	29,215	35,058
6.000%, 06/15/2031	168,142	189,911
6.000%, 02/15/2032	33,049	37,349
5.000%, 01/15/2033	531,366	583,861
4.920%, 05/16/2034	307,427	315,173
6.000%, 10/15/2036	177,571	198,692
5.500%, 01/15/2038	520,908	571,637
6.000%, 01/15/2038	406,498	453,791
4.000%, 09/15/2041	1,621,131	1,789,289
3.500%, 11/20/2041	2,593,881	2,731,736
4.258%, 09/16/2050 (a)	400,000	450,258
Greenwich Capital Commercial Funding
5.867%, 07/10/2038 (a)	400,000	459,364
JPMorgan Chase Commercial Mortgage
Securities Corporation
5.336%, 05/15/2047	500,000	571,992
LB-UBS Commercial Mortgage Trust
4.799%, 12/15/2029	961,686	1,014,254
5.351%, 02/15/2040	620,697	657,399
MASTR Adjustable Rate Mortgages Trust
2.666%, 04/21/2034 (a)	97,715	99,844
MASTR Alternative Loans Trust
5.000%, 06/25/2015	20,087	20,003
Morgan Stanley Capital I
5.652%, 06/11/2042 (a)	250,000	287,108
Mortgage IT Trust
1.464%, 02/25/2035 (a)	269,833	269,172
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired 01/20/2004,
Cost $62,018) (b)	60,567	63,398
6.500%, 10/25/2034 (Acquired 08/18/2004,
Cost $194,010)(b)	190,719	192,525
OBP Depositor LLC Trust
4.646%, 07/15/2045 (Acquired 06/25/2010,
Cost $499,997) (b)	500,000	586,759
Residential Asset Securitization Trust
4.750%, 02/25/2019	73,671	75,857
SBA Tower Trust
2.933%, 12/15/2017 (Acquired 07/26/2012,
Cost $500,000) (b)	500,000	520,367
Small Business Administration
Participation Certificates
3.530%, 05/01/2013	10,278	10,357
5.080%, 11/01/2022	153,039	169,855
4.640%, 05/01/2023	237,873	262,578
5.570%, 03/01/2026	193,618	222,461
Structured Asset Securities Corporation
6.290%, 11/25/2032 (a)	92,255	45,533
Vendee Mortgage Trust
5.750%, 11/15/2032	200,000	238,323

Wachovia Bank Commercial Mortgage Trust
5.307%, 07/15/2041 (a)	250,000	263,249
5.509%, 04/15/2047	500,000	577,692
WaMu Mortgage Pass Through Certificates
2.493%, 01/25/2033 (a)	32,253	32,823
2.470%, 10/25/2035 (a)	31,222	30,841
WaMu MSC Mortgage Pass Through Certificate
5.000%, 03/25/2018	317,849	326,093
Wells Fargo Commercial Mortgage Trust
4.375%, 03/15/2044 (Acquired 05/27/2011,
Cost $504,357) (b)	500,000	574,941
Wells Fargo Mortgage-Backed Securities Trust
4.424%, 10/25/2033 (a)	114,913	116,322
2.603%, 07/25/2036 (a)	490,851	428,837
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $44,510,149)		46,701,587

MUNICIPAL BONDS — 21.25%
Arizona State University Build America
Revenue Bond
5.528%, 07/01/2023	250,000	298,600
Arlington County, VA Industrial Development
Authority Revenue Bond
5.844%, 08/01/2031	500,000	540,210
Austin, TX Build America General Obligation
5.310%, 09/01/2029	500,000	627,290
Bay Area Toll Authority Build America
Revenue Bond
6.263%, 04/01/2049	500,000	692,440
Central Puget Sound, WA Regional Transit
Authority Build America Revenue Bond
4.845%, 02/01/2024	500,000	590,045
Central Utah Water Conservancy District
Build America Revenue Bond
4.550%, 10/01/2022	700,000	794,094
Chicago, IL Board of Education Build
America Unlimited General Obligation
6.038%, 12/01/2029	500,000	549,845
Chicago, IL Build America Unlimited
General Obligation
7.517%, 01/01/2040	250,000	317,360
Colorado Springs, CO Utilities System
Build America Revenue Bond
4.949%, 11/15/2024	500,000	608,445
Columbus, IN Multi-High School Building
Corporation Build America Revenue Bond
5.505%, 07/15/2022	500,000	580,315
Columbus, OH Build America Unlimited
General Obligation
4.360%, 06/01/2022	750,000	859,740
Commonwealth of Massachusetts Build
America General Obligation
4.500%, 08/01/2031	250,000	281,013
Commonwealth of Massachusetts Build
America Unlimited General Obligation
4.200%, 12/01/2021	600,000	682,092
Commonwealth of Pennsylvania Build
America Unlimited General Obligation
4.550%, 02/15/2021	500,000	575,635
Cook County, IL Glencoe School District
Unlimited General Obligation
5.875%, 12/01/2027	500,000	584,410

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2012 (unaudited)

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
MUNICIPAL BONDS — 21.25% (continued)
Corpus Christi, TX Independent School District
Build America Unlimited General Obligation
5.924%, 08/15/2029	$500,000	$597,805
Dallas, TX Independent School District Build
America Unlimited General Obligation
5.200%, 02/15/2023	500,000	606,440
District of Columbia Bond Build America
Unlimited General Obligation
5.670%, 06/01/2022	250,000	313,735
District of Columbia Income Tax Build
America Revenue Bond
4.793%, 12/01/2021	1,000,000	1,190,160
Florida State Department of Transportation
Build America Revenue Bond
6.140%, 07/01/2025	300,000	347,958
Gainesville, FL Utilities System Build
America Revenue Bond
4.497%, 10/01/2017	500,000	554,615
Grant County, WA Public Utility District Build
America Revenue Bond
5.111%, 01/01/2023	500,000	590,605
Greenville County, SC School District Unlimited
General Obligation
4.870%, 06/01/2026	1,000,000	1,131,160
Hamilton County, OH Sewer System Build
America Revenue Bond
5.710%, 12/01/2022	500,000	600,300
Honolulu, HI City & County Wastewater
Systems Build America Revenue Bond
6.114%, 07/01/2029	250,000	288,957
Houston, TX Build America Unlimited
General Obligation
6.088%, 03/01/2029	500,000	588,465
Indiana Public Schools Multi-School Building
Corporation Build America Revenue Bond
4.900%, 07/15/2022	1,000,000	1,112,040
Indiana University Build America
Certificate Participation
5.050%, 12/01/2022	500,000	566,685
Indianapolis, IN Local Public Improvement Build
America Revenue Bond
5.854%, 01/15/2030	700,000	836,108
Kane, Cook & Du Page Counties, IL Unlimited
General Obligation
4.150%, 12/15/2019	500,000	579,835
Kentucky State Property & Buildings
Commission Revenue Bond
5.100%, 10/01/2015	500,000	542,235
King County, WA Unlimited General Obligation
5.127%, 12/01/2026	500,000	560,535
Manatee County, FL Public Utilities Build
America Revenue Bond
7.178%, 10/01/2030	500,000	586,745
Missouri Highway & Transit Commission Build
America Revenue Bond
5.002%, 05/01/2024	500,000	588,705
Municipal Electric Authority of Georgia Build
America Revenue Bond
6.655%, 04/01/2057	350,000	412,821
Naperville, IL Build America Unlimited
General Obligation
4.900%, 12/01/2025	500,000	551,700
New Mexico Finance Authority Revenue Bond
6.070%, 06/01/2036	500,000	568,340
New York City Housing Development
Corporation Revenue Bond
6.420%, 11/01/2039	500,000	561,285
New York State Urban Development
Corporation Revenue Bond
6.500%, 12/15/2018	300,000	349,557
New York, NY Build America Unlimited
General Obligation
5.206%, 10/01/2031	500,000	580,425
6.646%, 12/01/2031	250,000	307,462
Northern California Transmission Agency
Revenue Bond
5.880%, 05/01/2016	500,000	558,755
Ohana Military Commercial LLC
5.675%, 10/01/2026 (Acquired 10/25/2006,
Cost $955,716) (b)	955,716	1,063,472
Ohio State Water Development Authority
1.330%, 06/01/2015	500,000	502,415
Oregon State Department of Administrative
Services Revenue Bond
3.500%, 04/01/2016	600,000	659,382
Oregon State Department of Transportation and
Highway Build America Revenue Bond
5.784%, 11/15/2030	600,000	757,878
Pasadena, CA Public Financing Authority Build
America Revenue Bond
7.148%, 03/01/2043	300,000	375,504
Pueblo, CO Board of Waterworks Build
America Revenue Bond
5.700%, 11/01/2029	500,000	537,725
Purdue University, IN Build America
Certificate Participation
5.957%, 07/01/2031	500,000	544,430
Raleigh, NC Build America Revenue Bond
4.508%, 06/01/2023	500,000	587,160
San Diego County, CA Water Authority Build
America Revenue Bond
6.138%, 05/01/2049	695,000	907,865
Sarasota, FL Water & Sewer System
Revenue Bond
4.770%, 10/01/2025	250,000	266,563
Sedgwick County, KS Unified School District Build
America Unlimited General Obligation
5.350%, 10/01/2023	500,000	582,195
South Carolina State Public Service Authority
Revenue Bond
6.224%, 01/01/2029	300,000	360,183
Springfield, MO School District Build America
Unlimited General Obligations
5.660%, 03/01/2030	500,000	575,775
State of California Build America Unlimited
General Obligation
7.500%, 04/01/2034	500,000	693,550
State of Connecticut Build America Unlimited
General Obligation
5.632%, 12/01/2029	1,000,000	1,207,450

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2012 (unaudited)

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
MUNICIPAL BONDS — 21.25% (continued)
State of Delaware Build America Unlimited
General Obligation
4.700%, 10/01/2021	$800,000	$950,176
State of Illinois Unlimited General Obligation
4.421%, 01/01/2015	1,000,000	1,060,190
State of Kansas Development Financing
Authority Build America Revenue Bond
4.770%, 03/01/2023	500,000	571,565
State of Maryland Build America Unlimited
General Obligation
4.550%, 08/15/2024	1,000,000	1,111,470
State of Maryland Transportation Authority
Build America Revenue Bond
5.164%, 07/01/2025	300,000	367,959
State of Maryland Unlimited General Obligation
5.000%, 08/01/2018	615,000	632,079
State of Mississippi Unlimited General Obligation
5.539%, 10/01/2029	500,000	615,420
State of Ohio Build America Unlimited
General Obligation
4.821%, 03/01/2022	1,000,000	1,184,560
State of Pennsylvania Public School Building
Authority Revenue Bond
5.000%, 09/15/2027	500,000	576,260
State of Rhode Island Unlimited
General Obligation
4.390%, 04/01/2018	1,000,000	1,104,090
State of Utah Build America Unlimited
General Obligation
4.554%, 07/01/2024	500,000	587,775
State of Washington Biomedical Research
Build America Revenue Bond
6.416%, 07/01/2030	250,000	321,440
State of Washington Build America Unlimited
General Obligation
2.910%, 08/01/2016	1,000,000	1,066,400
4.736%, 08/01/2024	800,000	949,680
State of Wisconsin Build America Unlimited
General Obligation
5.200%, 05/01/2026	500,000	589,560
Tacoma, WA Electric System Build America
Revenue Bond
5.966%, 01/01/2035	350,000	412,605
Texas State Highway Transportation
Commission Build America Revenue Bond
5.028%, 04/01/2026	350,000	423,699
University of California Build America
Revenue Bond
5.770%, 05/15/2043	500,000	611,965
University of Massachusetts Building
Authority Revenue Bond
5.823%, 05/01/2029	480,000	563,069
University of Michigan Build America
Revenue Bond
4.926%, 04/01/2024	850,000	1,032,486
6.172%, 04/01/2030	400,000	461,936
University of Minnesota Build America
Revenue Bond
4.455%, 08/01/2025	500,000	540,475
University of Texas Build America
Revenue Bond
6.276%, 08/15/2041	500,000	589,470
University of Wyoming Build America
Revenue Bond
5.800%, 06/01/2030	400,000	460,192
UNM Sandoval Regional Medical Center, Inc.
Build America Revenue Bond
4.500%, 07/20/2036	300,000	321,105
Utah State Building Ownership Authority
Build America Revenue Bond
5.768%, 05/15/2030	700,000	864,857
Utah Transit Authority Build America
Revenue Bond
5.937%, 06/15/2039	250,000	334,075
Vega, TX Independent School District
Construction Unlimited General Obligation
6.000%, 02/15/2027	500,000	579,540
Virginia College Building Authority
Build America Revenue Bond
5.400%, 02/01/2026	250,000	295,900
Virginia Housing Development Authority
1.246%, 01/01/2014	500,000	502,320
Virginia State Revenue Authority Infrastructure
Build America Revenue Bond
4.380%, 11/01/2023	500,000	545,470
Washington County, OR Clean Water Services
Build America Revenue Bond
4.628%, 10/01/2020	600,000	691,710
Washington, MD Suburban Sanitary Commission
Build America Unlimited General Obligation
4.800%, 06/01/2025	400,000	438,308
West Virginia Higher Education Policy Commission
Build America Revenue Bond
7.450%, 04/01/2030	250,000	334,465
York County, SC Fort Mill School District
Build America Unlimited General Obligation
5.500%, 03/01/2028	500,000	571,690
TOTAL MUNICIPAL BONDS
(Cost $48,802,677)		56,540,475

U.S. GOVERNMENT AGENCY ISSUES — 0.64% (d)
Federal Farm Credit Bank
3.375%, 08/23/2024	500,000	553,381
3.250%, 02/01/2027	500,000	554,450
3.040%, 04/30/2027	550,000	584,242
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $1,561,304)		1,692,073
U.S. TREASURY OBLIGATIONS — 22.75%
U.S. Treasury Inflation Index Notes — 0.41%
3.000%, 02/28/2017	1,000,000	1,100,000
		1,100,000

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2012 (unaudited)

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS — 22.75% (continued)
U.S. Treasury Notes — 22.34%
1.375%, 05/15/2013	$1,000,000	$1,004,648
0.500%, 05/31/2013	4,000,000	4,006,408
1.125%, 06/15/2013	3,000,000	3,013,593
1.000%, 07/15/2013	1,000,000	1,004,609
0.750%, 08/15/2013	1,000,000	1,003,750
0.750%, 12/15/2013	1,000,000	1,005,312
0.250%, 01/31/2014	1,000,000	1,000,625
0.250%, 03/31/2014	5,000,000	5,002,345
0.250%, 06/30/2014	5,000,000	5,001,955
0.375%, 03/15/2015	1,000,000	1,002,031
2.500%, 03/31/2015	1,000,000	1,049,688
0.375%, 04/15/2015	3,000,000	3,005,391
0.250%, 05/15/2015	2,000,000	1,997,500
2.125%, 05/31/2015	1,000,000	1,043,359
0.375%, 06/15/2015	2,000,000	2,003,124
1.250%, 08/31/2015	2,000,000	2,048,594
1.250%, 10/31/2015	1,000,000	1,025,391
1.375%, 11/30/2015	2,000,000	2,058,750
0.250%, 12/15/2015	1,000,000	997,031
0.875%, 12/31/2016	3,000,000	3,041,250
0.875%, 01/31/2017	2,000,000	2,026,562
0.875%, 02/28/2017	1,000,000	1,013,125
0.875%, 04/30/2017	2,000,000	2,024,532
0.625%, 08/31/2017	1,000,000	999,062
0.625%, 11/30/2017	1,000,000	996,641
2.250%, 11/30/2017	1,000,000	1,075,312
1.250%, 01/31/2019	2,000,000	2,036,250
0.875%, 07/31/2019	2,000,000	1,975,312
1.000%, 08/31/2019	2,000,000	1,988,282
1.000%, 11/30/2019	1,000,000	990,312
2.125%, 08/15/2021	1,000,000	1,051,250
2.750%, 08/15/2042	2,000,000	1,931,250
		59,423,244
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $59,707,505)		60,523,244

SHORT-TERM INVESTMENTS — 13.04%
Commercial Paper — 4.14%
General Electric Capital Corporation
0.220%, 01/07/2013	3,000,000	2,999,890
0.120%, 02/01/2013	3,000,000	2,999,690
0.230%, 03/18/2013	2,000,000	1,999,029
Toyota Motor Corporation
0.210%, 04/10/2013	3,000,000	2,998,267
		10,996,876

	Shares
Money Market Funds — 8.90%
Federated Prime
Obligations Fund, 0.11% (e)	12,005,410	12,005,410
Fidelity Institutional
Money Market Portfolio, 0.18% (e)	11,679,672	11,679,672
		23,685,082
TOTAL SHORT-TERM INVESTMENTS
(Cost $34,681,958)		34,681,958
TOTAL INVESTMENTS — 99.43%
(Cost $247,266,934)		264,512,526
ASSETS IN EXCESS
OF OTHER LIABILITIES — 0.57%		1,518,259
TOTAL NET ASSETS — 100.00%		$266,030,785

Percentages are stated as a percent of net assets.
PLC—Public Limited Company
(a)	The coupon rate shown on variable rate securities represents the rates at December 31, 2012.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.  As of December 31, 2012 these securities represented 5.34% of total net assets.

(c)	Foreign issuer.
(d)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
(e)	The rate quoted is the annualized seven-day yield as of December 31, 2012.
(f)	Security is priced at amortized cost.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Funds Services, LLC.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities December 31, 2012 (unaudited)

	COUNTRY	COUNTRY
	Growth	Bond
	Fund	Fund
Assets:
Investments in securities:
At cost	$215,376,060	$247,266,934
At value	$267,633,373	$264,512,526
Cash	17,068	—
Receivable for investments sold	—	3,698,364
Receivable for capital stock sold	245,155	401,638
Dividends receivable	296,620	—
Interest receivable	2,435	1,700,569
Prepaid expenses and other assets	15,193	14,019
Total assets	268,209,844	270,327,116

Liabilities:
Payable for investments purchased	—	3,866,088
Payable for capital stock redeemed	201,810	150,894
Payable for 12b-1 fees	31,083	10,141
Payable to Administrator	35,584	34,064
Payable to Advisor	169,956	112,386
Payable to Auditor	31,534	31,535
Payable to Transfer Agent	38,171	26,692
Payable to Trustees	105	105
Accrued expenses and other liabilities	55,936	64,230
Bank overdraft	—	196
Total liabilities	564,179	4,296,331
Net Assets	$267,645,665	$266,030,785
Net Assets Consist of:
Paid in capital	$216,626,778	$249,138,484
Undistributed net investment income (loss)	44,545	(508,651)
Accumulated net realized gain (loss) on investments	(1,282,971)	155,360
Net urealized appreciation on investments	52,257,313	17,245,592
Total — representing net assets applicable to outstanding capital stock	$267,645,665	$266,030,785

Class Y:
Net assets	$240,308,512	$256,365,454
Shares outstanding	10,750,291	23,128,138
Net asset value, redemption price and offering price per share	$22.35	$11.08

Class A:
Net assets	$27,337,153	$9,665,331
Shares outstanding	1,221,808	863,225
Net asset value and redemption price per share	$22.37	$11.20
Maximum offering price per share	$23.67	$11.70

The accompanying notes are an integral part of these financial statements.

Statements of Operations for the Six Months Ended December 31, 2012 (unaudited)

	COUNTRY	COUNTRY
	Growth	Bond
	Fund	Fund
Investment Income:
Dividends	$3,040,520	$—
Interest	18,368	3,740,316
Total investment income	3,058,888	3,740,316
Expenses:
Investment advisory fees (Note F)	993,859	649,701
Transfer agent fees	113,329	80,643
Administration fees	104,072	103,308
12b-1 fees (Note G)	84,663	27,631
Professional fees	60,063	57,370
Insurance fees	39,585	36,804
Accounting fees	27,703	57,133
Printing fees	20,929	20,919
Registration fees	16,218	17,128
Custody fees	15,143	28,313
Trustees’ fees	12,897	13,181
Other expenses	5,611	5,595
Total expenses	1,494,072	1,097,726
Less: Expenses waived (Note F)	(15,143)	(28,313)
Net expenses	1,478,929	1,069,413
Net Investment Income	1,579,959	2,670,903

Realized and Unrealized Gain on Investments:
Net realized gain on investments	8,688,782	352,585
Net change in unrealized appreciation on investments	3,872,490	767,525
Net realized and unrealized gain on investments	12,561,272	1,120,110
Increase in Net Assets Resulting from Operations	$14,141,231	$3,791,013

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	COUNTRY Growth Fund		COUNTRY Bond Fund
	Six Months Ended		Six Months Ended
	12/31/12	Year Ended	12/31/12	Year Ended
	(unaudited)	6/30/12	(unaudited)	6/30/12
Operations:
Net investment income	$1,579,959	$2,725,337	$2,670,903	$5,947,943
Net realized gain on investments	8,688,782	7,653,261	352,585	1,557,808
Net change in unrealized appreciation (depreciation) on investments	3,872,490	(7,049,991)	767,525	7,292,500
Net increase in net assets resulting from operations	14,141,231	3,328,607	3,791,013	14,798,251
Dividends and Distributions to Shareholders of Class Y (Note B):
Net investment income	(2,885,733)	(2,010,018)	(3,125,565)	(5,934,156)
Net realized gains on investments	(15,455,380)	(6,451,292)	(506,713)	(1,222,647)
Total distributions —- Class Y	(18,341,113)	(8,461,310)	(3,632,278)	(7,156,803)
Dividends and Distributions to Shareholders of Class A (Note B):
Net investment income	(280,908)	(174,060)	(120,512)	(237,983)
Net realized gains on investments	(1,545,556)	(575,185)	(19,929)	(48,320)
Total distributions —- Class A	(1,826,464)	(749,245)	(140,441)	(286,303)
Capital Stock Transactions — (Net) (Note C)	19,003,000	24,728,833	19,142,885	16,401,685
Total increase in net assets	12,976,654	18,846,885	19,161,179	23,756,830
Net Assets:
Beginning of period	254,669,011	235,822,126	246,869,606	223,112,776
End of period*	$267,645,665	$254,669,011	$266,030,785	$246,869,606
* Including undistributed net investment income (loss) of	$44,545	$1,631,227	$(508,651)	$66,523

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

	COUNTRY Growth Fund
	Six Months Ended
	December 31, 2012		Years Ended June 30,
	(unaudited)		2012	2011	2010	2009	2008
Class Y Shares
Net asset value, beginning of period	$22.90		$23.50	$18.08	$16.47	$21.89	$26.38
Income from investment operations
Net investment income(1)	0.14		0.25	0.20	0.15	0.20	0.17
Net realized and unrealized gains (losses)	1.09		0.06	5.64	1.57	(5.09)	(2.40)
Total from investment operations	1.23		0.31	5.84	1.72	(4.89)	(2.23)
Less Distributions
Dividends from net investment income	(0.28)		(0.21)	(0.23)	(0.11)	(0.20)	(0.16)
Distributions from capital gains	(1.50)		(0.70)	(0.19)	—	(0.33)	(2.10)
Total distributions	(1.78)		(0.91)	(0.42)	(0.11)	(0.53)	(2.26)
Net asset value, end of period	$22.35		$22.90	$23.50	$18.08	$16.47	$21.89
Total investment return	5.57	%(5)	1.39%	32.63%	10.44%	-22.77%	-9.02%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$240,309		$234,686	$216,340	$162,595	$145,423	$188,863
Ratio of expenses to average net assets:
Before expense waiver	1.13	%(4)	1.16%	1.19%	1.21%	1.23%	1.19%
After expense waiver	1.12	%(4)	1.15%	1.18%	1.19%	1.21%	1.17%
Ratio of net investment income to average net assets:
Before expense waiver	1.18	%(4)	1.10%	0.91%	0.78%	1.15%	0.71%
After expense waiver	1.19	%(4)	1.11%	0.92%	0.80%	1.17%	0.73%
Portfolio turnover rate(3)	12.09	%(5)	12.96%	27.45%	21.57%	26.11%	17.73%

	COUNTRY Growth Fund
	Six Months Ended
	December 31, 2012		Years Ended June 30,
	(unaudited)		2012	2011	2010	2009	2008
Class A Shares
Net asset value, beginning of period	$22.92		$23.52	$18.10	$16.48	$21.91	$26.40
Income from investment operations
Net investment income(1)	0.14		0.25	0.20	0.15	0.20	0.19
Net realized and unrealized gains (losses)	1.09		0.06	5.65	1.58	(5.10)	(2.42)
Total from investment operations	1.23		0.31	5.85	1.73	(4.90)	(2.23)
Less Distributions
Dividends from net investment income	(0.28)		(0.21)	(0.23)	(0.11)	(0.20)	(0.16)
Distributions from capital gains	(1.50)		(0.70)	(0.20)	—	(0.33)	(2.10)
Total distributions	(1.78)		(0.91)	(0.43)	(0.11)	(0.53)	(2.26)
Net asset value, end of period	$22.37		$22.92	$23.52	$18.10	$16.48	$21.91
Total investment return(2)	5.56	%(5)	1.38%	32.60%	10.49%	-22.79%	-9.02%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$27,337		$19,983	$19,482	$14,781	$13,112	$17,718
Ratio of expenses to average net assets:
Before expense waiver	1.13	%(4)	1.16%	1.19%	1.21%	1.23%	1.19%
After expense waiver	1.12	%(4)	1.15%	1.18%	1.19%	1.21%	1.17%
Ratio of net investment income to average net assets:
Before expense waiver	1.18	%(4)	1.10%	0.91%	0.78%	1.15%	0.71%
After expense waiver	1.19	%(4)	1.11%	0.92%	0.80%	1.17%	0.73%
Portfolio turnover rate(3)	12.09	%(5)	12.96%	27.45%	21.57%	26.11%	17.73%

(1)	Net investment income per share is calculated using ending balances, after consideration of adjustments for permanent book and tax differences.
(2)	Total investment return does not reflect sales load.
(3)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(4)	Annualized.
(5)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

	COUNTRY Bond Fund
	Six Months Ended
	December 31, 2012		Years Ended June 30,
	(unaudited)		2012	2011	2010	2009	2008
Class Y Shares
Net asset value, beginning of period	$11.08		$10.72	$10.82	$10.33	$10.12	$9.91
Income from investment operations
Net investment income(1)	0.12		0.29	0.30	0.36	0.44	0.43
Net realized and unrealized gains	0.04		0.42	0.01	0.61	0.29	0.21
Total from investment operations	0.16		0.71	0.31	0.97	0.73	0.64
Less Distributions
Dividends from net investment income	(0.14)		(0.29)	(0.31)	(0.36)	(0.43)	(0.43)
Distributions from capital gains	(0.02)		(0.06)	(0.10)	(0.12)	(0.09)	—
Total distributions	(0.16)		(0.35)	(0.41)	(0.48)	(0.52)	(0.43)
Net asset value, end of period	$11.08		$11.08	$10.72	$10.82	$10.33	$10.12
Total investment return	1.56	%(5)	6.77%	2.89%	9.66%	7.51%	6.58%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$256,365		$237,084	$214,752	$208,497	$146,168	$145,405
Ratio of expenses to average net assets:
Before expense waiver	0.84	%(4)	0.88%	0.88%	0.90%	0.95%	0.89%
After expense waiver	0.82	%(4)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets:
Before expense waiver	2.04	%(4)	2.55%	2.76%	3.36%	4.14%	4.18%
After expense waiver	2.06	%(4)	2.58%	2.79%	3.41%	4.24%	4.22%
Portfolio turnover rate(3)	8.19	%(5)	25.99%	22.86%	25.82%	40.72%	50.14%

	COUNTRY Bond Fund
	Six Months Ended
	December 31, 2012		Years Ended June 30,
	(unaudited)		2012	2011	2010	2009	2008
Class A Shares
Net asset value, beginning of period	$11.19		$10.83	$10.92	$10.42	$10.20	$9.99
Income from investment operations
Net investment income(1)	0.11		0.29	0.31	0.36	0.44	0.43
Net realized and unrealized gains	0.06		0.42	0.01	0.62	0.30	0.21
Total from investment operations	0.17		0.71	0.32	0.98	0.74	0.64
Less Distributions
Dividends from net investment income	(0.14)		(0.29)	(0.31)	(0.36)	(0.43)	(0.43)
Distributions from capital gains	(0.02)		(0.06)	(0.10)	(0.12)	(0.09)	—
Total distributions	(0.16)		(0.35)	(0.41)	(0.48)	(0.52)	(0.43)
Net asset value, end of period	$11.20		$11.19	$10.83	$10.92	$10.42	$10.20
Total investment return(2)	1.54	%(5)	6.70%	2.96%	9.67%	7.55%	6.52%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$9,665		$9,786	$8,360	$8,009	$6,474	$7,411
Ratio of expenses to average net assets:
Before expense waiver	0.84	%(4)	0.88%	0.88%	0.90%	0.95%	0.89%
After expense waiver	0.82	%(4)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets:
Before expense waiver	2.04	%(4)	2.55%	2.76%	3.36%	4.14%	4.18%
After expense waiver	2.06	%(4)	2.58%	2.79%	3.41%	4.24%	4.22%
Portfolio turnover rate(3)	8.19	%(5)	25.99%	22.86%	25.82%	40.72%	50.14%

(1)	Net investment income per share is calculated using ending balances, after consideration of adjustments for permanent book and tax differences.
(2)	Total investment return does not reflect sales load.
(3)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(4)	Annualized.
(5)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2012 (unaudited)

Note (A) Organization and Significant Accounting Policies:  The COUNTRY Mutual Funds Trust (the “Trust”) consists of a series of two funds (each a “Fund” and together the “Funds”).  Each of the Funds has distinct investment objectives and policies.  The two Funds are as follows: COUNTRY Growth Fund (“Growth Fund”) and COUNTRY Bond Fund (“Bond Fund”).  The Trust was organized as a business trust under the laws of Delaware on August 13, 2001.  The Funds were reorganized as a series of the Trust effective October 31, 2001.  The Funds are registered under the Investment Company Act of 1940 (the “Act”), as amended, as diversified, open-ended management investment companies.

The Funds offer Class A and Class Y shares.  Class A shares are sold with a front-end sales charge.  Class Y shares have no sales charge and are offered only to qualifying institutional investors and shareholders of any Fund on or before March 1, 2002 who have continuously owned shares of any Fund since that date and to certain others who meet the standards set out in the Funds’ Prospectus.

Class A shares sales charge is calculated as follows:

Sales Charge
as % of
Amount of Transaction	Offering Price
Growth Fund
Up to $49,999	5.50%
$50,000-$99,999	4.50%
$100,000-$249,999	3.50%
$250,000-$499,999	2.50%
$500,000-$999,999	2.00%
$1,000,000 & Above	0%
Bond Fund
Up to $49,999	4.25%
$50,000-$99,999	4.00%
$100,000-$249,999	3.50%
$250,000-$499,999	2.50%
$500,000-$999,999	2.00%
$1,000,000 & Above	0%

The Funds’ Prospectus provides descriptions of each Fund’s investment goals and principal strategies.  Both classes of shares have identical voting, dividend, liquidation and other rights, and, except as provided above, the same terms and conditions.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results may differ from those estimates.

(1)
Security Valuation:  In valuing a Fund’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined.  If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day.  Securities primarily traded in the NASDAQ Global Market, NASDAQ Global Select Market or the NASDAQ Capital Market for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last bid price on the day of valuation.  Securities traded only in the over-the-counter market are valued at the mean of the current bid and asked prices.  Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair value of such securities.  Short-term investments, such as those with a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair market value.  Securities may be valued at fair value as determined in good faith by the Trust’s Board of Trustees.

The Board of Trustees has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.

Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2012 (unaudited) (continued)

The following is a summary of the inputs used to value each Fund’s net assets as of December 31, 2012:

	COUNTRY Growth Fund
	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$25,613,759	$—		$—	$25,613,759
Consumer Staples	26,148,272	—		—	26,148,272
Energy	38,331,728	—		—	38,331,728
Financials	32,978,431	—		—	32,978,431
Health Care	44,635,454	—		—	44,635,454
Industrials	26,245,672	—		—	26,245,672
Information Technology	41,988,445	—		—	41,988,445
Materials	5,665,750	—		—	5,665,750
Telecommunication Services	5,311,982	—		—	5,311,982
Utilities	9,279,733	—		—	9,279,733
Mortgage-Backed Securities	—	187,974		—	187,974
Short-Term Investments	11,246,173	—		—	11,246,173
Total Investments in Securities	$267,445,399	$187,974		$—	$267,633,373

	COUNTRY Bond Fund
	Level 1	Level 2		Level 3	Total
Fixed Income
Asset-Backed Securities	$—	$4,597,717		$—	$4,597,717
Corporate Bonds	—	59,775,472		—	59,775,472
Mortgage-Backed Securities	—	46,701,587		—	46,701,587
Municipal Bonds	—	56,540,475		—	56,540,475
U.S. Government Agency Issues	—	1,692,073		—	1,692,073
U.S. Treasury Obligations	—	60,523,244		—	60,523,244
Short-Term Investments
Commercial Paper	—	10,996,876	*	—	10,996,876
Money Market Funds	23,685,082	—		—	23,685,082
Total Investments in Securities	$23,685,082	$241,017,762		$—	$264,512,526

*Priced at amortized cost.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on computable securities, trading volume and maturity date.  The Funds did not invest in any Level 3 investments during the period.  The Funds did not have transfers into or out of Level 1 or Level 2 during the period.

The fair value of the Fund’s assets and liabilities that qualify as financial instruments under the Financial Accounting Standards Board’s Accounting Standards Codification (ASC) Topic 825, Financial Instruments, approximates the carrying amounts presented in the consolidated statement of assets and liabilities.

(2) Investment Income and Securities Transactions:  Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date.  Interest income is accrued daily and adjusted, if necessary, for accretion of discount and amortization of premium.  Securities transactions are accounted for on the trade date basis.  Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

(3) Dividends and Distributions:  Dividends and distributions to shareholders are recorded on the ex-dividend date.  Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(4) Other:  Expenses shared by the Trust are generally allocated to each Fund based upon relative net assets.  Expenses directly attributable to a specific Fund are allocated directly to that Fund.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon relative net assets.  Expenses directly attributable to a specific class of shares are allocated directly to that class.

Note (B) Dividends from Net Investment Income and Distributions of Capital Gains:  The Growth Fund declares and distributes net investment income dividends to shareholders twice a year.  The Bond Fund declares and distributes net investment income dividends to shareholders monthly.  Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option.  Net realized gains from investment transactions, if any, of all Funds are distributed at least annually.

Note (C) Capital Stock:  At December 31, 2012, each of the Funds is authorized to issue an unlimited number of shares.

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2012 (unaudited) (continued)

Transactions in capital stock were as follows:

	Growth Fund
	Six Months Ended		Year Ended
	December 31, 2012		June 30, 2012
	Shares	Amount	Shares	Amount
Class Y
Shares sold	739,611	$16,933,705	2,549,630	$57,089,327
Shares issued through reinvestment of dividends	809,744	18,001,402	358,137	8,062,118
Shares redeemed	(1,045,771)	(24,000,131)	(1,868,192)	(41,396,420)
Total Class Y Transactions	503,584	10,934,976	1,039,575	23,755,025
Class A
Shares sold	360,383	$8,364,885	121,098	$2,717,982
Shares issued through reinvestment of dividends	81,710	1,818,481	33,121	746,611
Shares redeemed	(91,989)	(2,115,342)	(110,902)	(2,490,785)
Total Class A Transactions	350,104	8,068,024	43,317	973,808
Net increase in capital stock		$19,003,000		$24,728,833

	Bond Fund
	Six Months Ended		Year Ended
	December 31, 2012		June 30, 2012
	Shares	Amount	Shares	Amount
Class Y
Shares sold	3,390,622	$37,774,785	7,137,491	$78,480,283
Shares issued through reinvestment of dividends	318,703	3,545,214	633,210	6,942,337
Shares redeemed	(1,979,673)	(22,050,117)	(6,395,777)	(70,159,100)
Total Class Y Transactions	1,729,652	19,269,882	1,374,924	15,263,520
Class A
Shares sold	54,280	$610,619	195,438	$2,171,105
Shares issued through reinvestment of dividends	12,474	140,176	25,781	285,456
Shares redeemed	(78,027)	(877,792)	(118,779)	(1,318,396)
Total Class A Transactions	(11,273)	(126,997)	102,440	1,138,165
Net increase in capital stock		$19,142,885		$16,401,685

Note (D) Investment Transactions:  Purchases and sales of investment securities, other than U.S. government obligations and short-term investments, for the six months ended December 31, 2012, were as follows:

	Purchases	Sales
Growth Fund	$29,931,196	$33,467,694
Bond Fund	5,162,612	5,694,905

For the six months ended December 31, 2012, the aggregate cost of purchases and proceeds from sales of long-term U.S. government obligations were as follows:

	Purchases	Sales
Growth Fund	$—	$6,990
Bond Fund	18,378,895	12,991,200

Note (E) Income Tax Information:  As of June 30, 2012, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Growth Fund	Bond Fund
Cost of investments	$206,239,408	228,458,141
Unrealized appreciation	$59,648,301	$16,977,690
Unrealized depreciation	(11,263,478)	(499,623)
Net unrealized appreciation	$48,384,823	16,478,067
Undistributed ordinary income	$1,631,227	$108,948
Undistributed long-term capital gains	7,866,099	286,992
Distributable earnings	$9,497,326	$395,940
Other accumulated losses	$(836,916)	$—
Total accumulated gains	$57,045,233	$16,874,007

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2012 (unaudited) (continued)

The tax character of distributions paid during the six months ended December 31, 2012 and year ended June 30, 2012 was as follows:

	Six Months Ended	Year Ended
	December 31, 2012	June 30, 2012
Growth Fund
Ordinary Income	$3,166,641	$3,068,426
Long-term capital gains	17,000,936	6,142,129
	$20,167,577	$9,210,555
Bond Fund
Ordinary Income	$3,246,077	$6,796,883
Long-term capital gains	526,642	646,223
	$3,772,719	$7,443,106

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), in the amount necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended June 30, 2012.  The Bond Fund did not have any capital loss carryforwards or post-October losses as of June 30, 2012.  The Growth Fund did not have any capital loss carryforwards.  The Growth Fund had post-October losses of $836,916.

The Funds have elected to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their net taxable income annually.  Accordingly, no provisions for Federal income taxes have been recorded in the accompanying financial statements.

As of June 30, 2012, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  Generally, tax authorities can examine all the tax returns filed for the last three years.  As of June 30, 2012, open Federal and State income tax years ended are June 30, 2009, June 30, 2010, and June 30, 2011.  The Funds have no examinations in progress.

Note (F) Advisory and Other Related Party Transactions:  Under its Investment Advisory Agreements with the Funds, COUNTRY Fund Management, a department of COUNTRY Trust Bank (the “Advisor”), provides investment advisory services for the Funds.  The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: Growth Fund 0.75% and Bond Fund 0.50%.  These fees are accrued daily and paid to the Advisor monthly.  COUNTRY Trust Bank serves as the Funds’ Custodian, without compensation after contractual waivers.  Custody fees waived for the Growth Fund and Bond Fund for the six months ended December 31, 2012 were $15,143 and $28,313, respectively.

The Advisor agreed to reduce its fees and reimburse the Bond Fund to the extent total annualized expenses exceed 0.85% of average daily net assets in each class.  This agreement has been in effect for the Bond Fund since November 1, 1997 as a non-contractual waiver that became contractual on January 30, 2002.  These agreements with the Advisor and Custodian may be terminated at any time after October 31, 2013.

Investment advisory fees paid to the Advisor, and expenses reimbursed by the Advisor, for the six months ended December 31, 2012, were as follows:

			Expenses
	Advisory	Advisory	Reimbursed
	Rate	Fee	by Advisor*
Growth Fund	0.75%	$993,859	$—
Bond Fund	0.50%	649,701	—
*	Excludes waiver of custody fees.

At December 31, 2012, 73% of the shares outstanding of the Growth Fund and 96% of the shares outstanding of the Bond Fund are represented by omnibus accounts held for the benefit of the COUNTRY Trust Bank’s clients.

The legal counsel to the Funds also serves as in-house counsel to the Advisor and COUNTRY Trust Bank and as Secretary to the Funds.  Legal fees incurred by the Growth Fund and Bond Fund for the six months ended December 31, 2012, were $21,521 and $21,284, respectively.  Legal fees are included in Professional fees in the Statements of Operations.

Certain officers of the Trust are also officers of the Advisor.  Trustees affiliated with the Advisor receive no compensation from the Funds.

The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds.  Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2012 (unaudited) (continued)

Note (G) Distribution Services Agreements:  Quasar Distributors, LLC serves as the Funds’ Distributor.  Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Funds have each adopted a Plan of Distribution (the “Plans”), effective October 31, 2001.  The Plans permit the Funds to pay certain expenses associated with the distribution of their shares.  The maximum annual contractual fee under the Plans is 0.25% of the average daily net assets of each Fund.  For the six months ended December 31, 2012, the Rule 12b-1 expenses incurred by the Growth Fund and the Bond Fund were 0.06% and 0.02%, respectively.

Note (H) Subsequent Events:  In preparing these financial statements, the Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

COUNTRY Mutual Funds — Approval of Advisory Contract

The Funds’ investment advisor is COUNTRY Fund Management, a department of COUNTRY Trust Bank (the “Advisor”). The Funds and the Advisor have entered into an Investment Advisory Agreement (“Agreement”) which is renewable annually by the Board of Trustees or by a vote of a majority of the Funds’ outstanding voting securities. Any such renewals must also be approved by the votes of a majority of members of the Board of Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940), cast in person at a meeting called for the purpose of voting on such approvals. The Agreement may be terminated without penalty at any time by the Board of Trustees, by a majority vote of the shareholders or by the Advisor upon sixty days written notice. The Agreement terminates automatically if assigned.

In approving continuance of the Agreement, the Board considered and discussed several factors they believed in their own business judgment to be relevant,  including but not limited to the Advisor’s cost in providing the service, reasonableness of the investment advisory fees, performance of the Funds and the Advisor, the quality and extent of services provided, and the expense ratios of the Funds relative to other comparable funds.

To assist the Board in its evaluation of the Advisor’s services, the Board received a memorandum from the Advisor detailing information relevant to the Board’s decision on whether to renew the Agreement. The information herein summarizes the Board’s consideration and discussion in connection with its approval of the Agreement. In deciding to approve the Agreement, the Board did not identify a single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors collectively favored approval.

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by the advisor under the Agreement. In particular, the Board reviewed and analyzed performance information for each Fund, the background, education and experience of the Advisor’s key investment personnel, and portfolio manager compensation criteria. The Board further considered the sources of information used by the Advisor as the basis for investment advice, as well as the methods investment personnel used to evaluate such information. The Board also analyzed and reviewed the Advisor’s trading strategies for the Funds and marketing activities relating to the Funds. To better evaluate the Advisor’s services the Board discussed the materials received with management of the Advisor. The discussion also covered: setting of long term goals for the Funds, including benchmarking and how price targets are set; the roll and operation of the stock selection committee; the optimal size of an investment management team; reporting of information to the Board; turnover ratios and their affect on the Funds; broker commissions and how they are reviewed and approved; and industry trends in expense limitations and fee waivers. The Board concluded that the factors analyzed and discussed supported renewal of the Agreement.

In evaluating the costs of the services provided to the Funds by the Advisor, the Board received statistical and other information regarding the Funds’ total expense ratio and its various components, including management fees and investment-related expenses.  The information included a comparison of the Funds’ various expenses to industry averages for each particular Fund’s peer group.  Based on these factors, the Board concluded that the fees under the Agreement were reasonable and fair in light of the nature, extent and quality of the services provided by the Advisor.

The Board further reviewed and analyzed the Advisor’s current compliance program and reviewed summaries of the Advisor’s policies and procedures on such compliance issues as revenue sharing, broker commission allocations, soft dollars, directed brokerage, business continuity, portfolio holdings disclosure, and proxy voting. The Advisor’s policies and procedures for market timing and late trading were also reviewed. The Board concluded that the factors reviewed and analyzed favored approval of the Agreement.

Based on its review and analysis, the Board determined that it was in the best interest of the Funds and their shareholders to approve continuance of the Agreement.

COUNTRY Mutual Funds — Trustees and Officers Information

COUNTRY Mutual Funds Trust(1) Trustees and Officers

Name/			Principal Occupation During Past Five Years
Address(2)/Birthday	Age	Position Held	and Other Directorships Held by Trustee

Robert W. Weldon	79	Trustee since 2003	Retired. Board Member, Town of Normal Police Pension Board, 2004 to date.
(1/30/34)

Philip T. Nelson*	55	Trustee and President	Director and President: Illinois Agricultural Association and Affiliated
(6/12/57)		since 2003
Companies (3), 2003 to date; Director and President and Chairman of the Board: COUNTRY Trust Bank (4), 2003 to date; Director: American Farm Bureau Federation and certain of its Affiliated Companies, 2004 to date; Chairman: COUNTRY Capital Management Company, 2003 to date; Farmer.

William G. Beeler	74	Trustee since 2005	Chairman, Environment Committee to Study McLean County into the 21st
(2/26/39)
Century; Past Chairman, McLean County Cooperative Extension Council; Past Member, McLean County Zoning Board of Appeals; McLean County Regional Planning Commission; Past Chairman, McLean County Livestock Association.  Farmer.

Charles M. Cawley*	54	Trustee since 2010	Director, Illinois Agricultural Association and Affiliated Companies (3),
(1/9/59)			2004 to date; Director, COUNTRY Trust Bank (4), 2006 to date. Farmer.

Robert D. Grace	65	Trustee since 2001	Director, Illini FS, Inc., 1990 to date; Secretary, Illini FS, Inc., 1997 to date.
(3/20/47)			Farmer.

Darrel L. Oehler	65	Trustee since 2010	Retired. Partner, Striegel, Knobloch & Co. LLC (accounting firm), 1987 to 2008;
(4/26/47)
Trustee, Bloomington Township Water District, 2000 to 2008; Treasurer, McLean Co. Public Building Commission, 2004 to 2008; Shareholder and Director of Nu-Way Transportation, Inc., 4/1/2000 to 1/2/2010.

Teresa M. Palmer	69	Trustee since 2011	Retired; Professor, Management & Quantitative Methods, Illinois State University,
(9/3/43)			1969 to 2008; Lead Instructor in Human Resource Management, Management Development International Program, Illinois State University, 2006 to date.

Carson H. Varner, Jr.	67	Trustee since 2007	Professor of Business Law, College of Business, Illinois State University, 1984 to
(5/18/45)			date; Farm Manager, Varner Farms, Edgar County, Illinois, 1980 to date.

Alan K. Dodds	51	Treasurer since 2009	Vice President-Finance and Treasurer: Illinois Agricultural Association and
(12/11/61)			Affiliated Companies (3), April 2009 to date; Treasurer: COUNTRY Trust
			Bank (4), April 2009; Finance Director: Flex-N-Gate Automotive Corporation, 2001 to 2009.

Miles T. Kilcoin	51	Controller since 2012	Vice President and Controller: COUNTRY Trust Bank (4) May 2012 to date and
(1/1/61)			COUNTRY Financial (5) May 2012 to date; Director Financial Reporting and Analysis: COUNTRY Financial (5) 2008 to May 2012.

Barbara V.	60	Chief Compliance Officer	Chief Compliance Officer, COUNTRY Trust Bank (4), 2005 to date.
Mosson-Merriam		since 2005,
(4/30/52)		Anti-Money Laundering
		Compliance Officer
		since 2004

Bruce D. Finks	60	Vice President since 1996	Vice President – Investments: COUNTRY Trust Bank (4), 1995 to date;
(1/31/53)			Director: River Glass, Inc., 2007-2011.

Martin L. Angel	53	Vice President since 2011	Director Business Retirement Services & Trust Officer: COUNTRY Trust
(8/28/59)			Bank (4), 2010 to date; Director Corporate Billing: COUNTRY Financial (5),
			2008 to 2010; Director, Underwriting: COUNTRY Financial (5), 2007 to 2008.

Wade V. Harrison	41	Vice President since 2011	Senior Vice President Financial Service Operations and Trust Officer: COUNTRY
(9/22/71)			Trust Bank (4), January 2011 to date; Senior Vice President Financial Service
			Operations: COUNTRY Financial (5), 2011 to date; Senior Vice President
			Life/Health Operations: COUNTRY Financial (5), 2006 to 2010.

Richard L. Guebert, Jr.	61	Vice President since 2004	Director and Vice President: Illinois Agricultural Association and Affiliated
(8/9/51)			Companies (3), 2003 to date; Vice President: COUNTRY Trust Bank (4), 2003 to date. Farmer.

Derek C. Vogler	41	Vice President since 2006	Vice President; Investments and Trust Officer: COUNTRY Trust Bank (4), 2005 to
(10/5/71)			date.

COUNTRY Mutual Funds — Trustees and Officers Information (continued)

Name/			Principal Occupation During Past Five Years
Address(2)/Birthday	Age	Position Held	and Other Directorships Held by Trustee

Kurt F. Bock	59	Vice President	Chief Executive Officer: COUNTRY Trust Bank (4), February 2012 to date; Chief
(4/14/53)		since 2012
Executive Officer: COUNTRY Financial (5), February 2012 to date; Director: Horizon Hobby, Inc., 2011 to date; Director: Horizon Hobby China, 2011 to date; Director: Horizon Hobby Ltd., 2009 to 2011; Executive Vice President/Chief Operation Officer: Horizon Hobby, Inc., 2008 to 2011; Vice President-Finance and Treasurer: Illinois Agricultural Association and Affiliated Companies (3), 2005 to 2008; Treasurer: COUNTRY Mutual Funds Trust, 2005 to 2008; Treasurer: COUNTRY Trust Bank (4), 2005 to 2008.

James M. Jacobs	46	General Counsel and	General Counsel and Secretary: Illinois Agricultural Association and Affiliated
(6/19/66)		Secretary since 2008	Companies (3), 2008 to date; Various Attorney Positions: Illinois Agricultural
			Association and Affiliated Companies (3), 2005 to 2008; General Counsel, Secretary and Chief Legal Officer: COUNTRY Trust Bank (4), February 2008 to date.

(1)	All trustees represent both portfolios of COUNTRY Mutual Funds Trust, which are as follows: COUNTRY Growth Fund and COUNTRY Bond Fund.
(2)	The mailing address for all officers and trustees of the Funds is c/o COUNTRY Trust Bank, 1705 N. Towanda Avenue, Bloomington, Illinois 61702.
(3)
Affiliated Companies of the Illinois Agricultural Association include, without limitation, members of the COUNTRY Financial group, Illinois Agricultural Holding Co., Illinois Agricultural Service Company and IAA Foundation.

(4)	COUNTRY Trust Bank was formed on May 1, 2000 and is the successor to IAA Trust Company, an Illinois corporation with trust powers which was reorganized into a federal thrift.
(5)
COUNTRY Financial is a group of insurance and financial services companies which includes: COUNTRY Mutual Insurance Company, COUNTRY Preferred Insurance Company, COUNTRY Casualty Insurance Company, COUNTRY Life Insurance Company, COUNTRY Investors Life Assurance Company, COUNTRY Capital Management Company, COUNTRY Trust Bank, CC Services, Inc. and other affiliated companies.

*	Interested Trustees

Availability of Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at 1-800-245-2100 and the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ended June 30, 2012 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedules of portfolio holdings on Form N-Q with the SEC. The Funds will file Form N-Q for the first and third quarters of each fiscal year. The Funds’ Form N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

(This Page Intentionally Left Blank.)

Statement of Additional Information (SAI):

The SAI contains more detailed information on all aspects of the Funds. It has been filed with the Securities and Exchange Commission and is incorporated by reference.

To request a free copy of the current SAI please write or call

COUNTRY Funds
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 245-2100

or contact

COUNTRY Fund Management,
a department of
COUNTRY Trust Bank
(309) 821-4600

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at www.sec.gov.  You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling the SEC at 1-800-SEC-0330, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. To aid you in obtaining this information, the Funds’ 1940 Act registration number is 811-10475.

Investment management, retirement, trust and planning services

COUNTRY Trust Bank
1705 N. Towanda Ave., PO Box 2020
Bloomington, IL 61702-2020
www.countryinvestment.com

SEC file # 811-10475

COUNTRY Mutual Funds Trust

COUNTRY Growth Fund
COUNTRY Bond Fund

Board of Trustees

Robert W. Weldon
Philip T. Nelson
William G. Beeler
Charles M. Cawley
Roger D. Grace
Darrel L. Oehler
Teresa M. Palmer
Carson H. Varner Jr.

Officers

Philip T. Nelson, President
Richard L. Guebert, Jr., Vice President
Bruce D. Finks, Vice President
Wade V. Harrison, Vice President
Kurt F. Bock, Vice President
Martin L. Angel, Vice President
Derek C. Vogler, Vice President
James M. Jacobs, Secretary and
  General Counsel
Alan K. Dodds, Treasurer
Miles T. Kilcoin, Controller
Barbara V. Mosson-Merriam, Chief
  Compliance Officer and Anti-Money Laundering Compliance Officer

Investment Advisor

COUNTRY Fund Management, a Department of
  COUNTRY Trust Bank
Bloomington, Illinois

Distributor

Quasar Distributors
Milwaukee, Wisconsin

Transfer Agent

U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

Custodian

COUNTRY Trust Bank
1705 N. Towanda Ave.
Bloomington, Illinois  61702-2020
www.countryinvestment.com

Independent Registered Public Accounting Firm

Ernst & Young LLP
Milwaukee, Wisconsin

General Counsel

James M. Jacobs, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

F30-113-06 (02/13)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The registrant’s President and Treasurer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) COUNTRY Mutual Funds Trust

By (Signature and Title)* /s/ Philip T. Nelson
  Philip T. Nelson, President

Date   March 11, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Philip T. Nelson
  Philip T. Nelson, President

Date   March 11, 2013

By (Signature and Title)*  /s/ Alan Dodd
   Alan Dodds, Treasurer

Date   February 27, 2013

* Print the name and title of each signing officer under his or her signature.